Note 4 - Allowance for Credit Losses - Modified Loans (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Modified loans, amount		$ 150	$ 524
Modified loans, percentage		0.00%
Modified loans, number	0		2
Principal Forgiveness [Member]
Modified loans, amount		$ 0
Payment Deferral [Member]
Modified loans, amount		0
Extended Maturity [Member]
Modified loans, amount		126
Contractual Interest Rate Reduction [Member]
Modified loans, amount		24
Extended Maturity and Payment Deferall [Member]
Modified loans, amount		0
Commercial Portfolio Segment [Member]
Modified loans, amount		$ 0
Modified loans, percentage		0.00%
Commercial Portfolio Segment [Member] | Principal Forgiveness [Member]
Modified loans, amount		$ 0
Commercial Portfolio Segment [Member] | Payment Deferral [Member]
Modified loans, amount		0
Commercial Portfolio Segment [Member] | Extended Maturity [Member]
Modified loans, amount		0
Commercial Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member]
Modified loans, amount		0
Commercial Portfolio Segment [Member] | Extended Maturity and Payment Deferall [Member]
Modified loans, amount		0
Commercial Portfolio Segment [Member] | Extended Maturity and Reduced Monthly Payment [Member]
Modified loans, amount			$ 524
Modified loans, number			2
Commercial Real Estate Portfolio Segment [Member]
Modified loans, amount		$ 126
Modified loans, percentage		0.10%
Commercial Real Estate Portfolio Segment [Member] | Principal Forgiveness [Member]
Modified loans, amount		$ 0
Commercial Real Estate Portfolio Segment [Member] | Payment Deferral [Member]
Modified loans, amount		0
Commercial Real Estate Portfolio Segment [Member] | Extended Maturity [Member]
Modified loans, amount		$ 126
Modified loans, number		1
Commercial Real Estate Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member]
Modified loans, amount		$ 0
Commercial Real Estate Portfolio Segment [Member] | Extended Maturity and Payment Deferall [Member]
Modified loans, amount		0
Residential Portfolio Segment [Member] | Real Estate Loan [Member]
Modified loans, amount		$ 0
Modified loans, percentage		0.00%
Residential Portfolio Segment [Member] | Home Equity Loan [Member]
Modified loans, amount		$ 0
Modified loans, percentage		0.00%
Residential Portfolio Segment [Member] | Principal Forgiveness [Member] | Real Estate Loan [Member]
Modified loans, amount		$ 0
Residential Portfolio Segment [Member] | Principal Forgiveness [Member] | Home Equity Loan [Member]
Modified loans, amount		0
Residential Portfolio Segment [Member] | Payment Deferral [Member] | Real Estate Loan [Member]
Modified loans, amount		0
Residential Portfolio Segment [Member] | Payment Deferral [Member] | Home Equity Loan [Member]
Modified loans, amount		0
Residential Portfolio Segment [Member] | Extended Maturity [Member] | Real Estate Loan [Member]
Modified loans, amount		0
Residential Portfolio Segment [Member] | Extended Maturity [Member] | Home Equity Loan [Member]
Modified loans, amount		0
Residential Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Real Estate Loan [Member]
Modified loans, amount		0
Residential Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Home Equity Loan [Member]
Modified loans, amount		0
Residential Portfolio Segment [Member] | Extended Maturity and Payment Deferall [Member] | Real Estate Loan [Member]
Modified loans, amount		0
Residential Portfolio Segment [Member] | Extended Maturity and Payment Deferall [Member] | Home Equity Loan [Member]
Modified loans, amount		0
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Modified loans, amount		$ 0
Modified loans, percentage		0.00%
Consumer Portfolio Segment [Member] | Consumer, Other [Member]
Modified loans, amount		$ 24
Modified loans, percentage		1.30%
Consumer Portfolio Segment [Member] | Principal Forgiveness [Member] | Automobile Loan [Member]
Modified loans, amount		$ 0
Consumer Portfolio Segment [Member] | Principal Forgiveness [Member] | Consumer, Other [Member]
Modified loans, amount		0
Consumer Portfolio Segment [Member] | Payment Deferral [Member] | Automobile Loan [Member]
Modified loans, amount		0
Consumer Portfolio Segment [Member] | Payment Deferral [Member] | Consumer, Other [Member]
Modified loans, amount		0
Consumer Portfolio Segment [Member] | Extended Maturity [Member] | Automobile Loan [Member]
Modified loans, amount		0
Consumer Portfolio Segment [Member] | Extended Maturity [Member] | Consumer, Other [Member]
Modified loans, amount		0
Consumer Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Automobile Loan [Member]
Modified loans, amount		0
Consumer Portfolio Segment [Member] | Contractual Interest Rate Reduction [Member] | Consumer, Other [Member]
Modified loans, amount		$ 24
Modified loans, number		1
Consumer Portfolio Segment [Member] | Extended Maturity and Payment Deferall [Member] | Automobile Loan [Member]
Modified loans, amount		$ 0
Consumer Portfolio Segment [Member] | Extended Maturity and Payment Deferall [Member] | Consumer, Other [Member]
Modified loans, amount		$ 0